Litigation	12 Months Ended
Dec. 31, 2013
Litigation [Abstract]
Litigation

Note 17 - Litigation:

The Company is party to claims in lawsuits incidental to its business. In the opinion of management, the ultimate outcome of such matters, individually or in the aggregate, will not have a material adverse effect on the Company's consolidated financial position or results of operations.